Provisions Current and Non-current Provisions (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Provisions [abstract]
Current	$ 7,372	$ 5,072
Non-Current	188,012	70,083
Provisions	$ 195,384	$ 75,155	$ 69,493